Income Taxes (Details) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 22, 2017	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Income Taxes (Details) [Line Items]
Profit tax (in Dollars)	$ 2
Net operating losses			$ 6,930,431	$ 1,703,094
Taxable income rate			80.00%
Net operating loss carryforwards			$ 1,813,040	357,650
Valuation allowance			$ 1,813,040	$ 357,650
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profit tax (in Dollars)	$ 2
Minimum [Member]
Income Taxes (Details) [Line Items]
Tax rate	8.25%
Statutory federal income tax rate		21.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Tax rate	16.50%
Statutory federal income tax rate		35.00%